CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OPERATING REVENUES
Casino	$ 4,941,487	$ 3,934,761	$ 3,679,423
Rooms	127,661	118,059	103,009
Food and beverage	78,880	72,718	61,840
Entertainment, retail and others	103,739	90,789	86,167
Gross revenues	5,251,767	4,216,327	3,930,439
Less: promotional allowances	(164,589)	(138,314)	(99,592)
Net revenues	5,087,178	4,078,013	3,830,847
OPERATING COSTS AND EXPENSES
Casino	(3,452,736)	(2,834,762)	(2,698,981)
Rooms	(12,511)	(14,697)	(18,247)
Food and beverage	(29,114)	(27,531)	(34,194)
Entertainment, retail and others	(64,212)	(62,816)	(58,404)
General and administrative	(255,780)	(226,980)	(220,224)
Pre-opening costs	(17,014)	(5,785)	(2,690)
Development costs	(26,297)	(11,099)	(1,110)
Amortization of gaming subconcession	(57,237)	(57,237)	(57,237)
Amortization of land use rights	(64,271)	(59,911)	(34,401)
Depreciation and amortization	(261,298)	(261,449)	(259,224)
Property charges and others	(6,884)	(8,654)	(1,025)
Total operating costs and expenses	(4,247,354)	(3,570,921)	(3,385,737)
OPERATING INCOME	839,824	507,092	445,110
NON-OPERATING INCOME (EXPENSES)
Interest income	7,660	10,958	4,131
Interest expenses, net of capitalized interest	(152,660)	(109,611)	(113,806)
Reclassification of accumulated losses of interest rate swap agreements from accumulated other comprehensive losses (Note 12)	0	0	(4,310)
Change in fair value of interest rate swap agreements	0	363	3,947
Amortization of deferred financing costs	(18,159)	(13,272)	(14,203)
Loan commitment fees	(25,643)	(1,324)	(1,411)
Foreign exchange (loss) gain, net	(10,756)	4,685	(1,771)
Other income, net	1,661	115	3,664
Listing expenses	0	0	(8,950)
Loss on extinguishment of debt (Note 12)	(50,935)	0	(25,193)
Costs associated with debt modification (Note 12)	(10,538)	(3,277)	0
Total non-operating expenses, net	(259,370)	(111,363)	(157,902)
INCOME BEFORE INCOME TAX	580,454	395,729	287,208
INCOME TAX (EXPENSE) CREDIT	(2,441)	2,943	1,636
NET INCOME	578,013	398,672	288,844
NET LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	59,450	18,531	5,812
NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED	$ 637,463	$ 417,203	$ 294,656
NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED PER SHARE:
Basic	$ 0.386	$ 0.254	$ 0.184
Diluted	$ 0.383	$ 0.252	$ 0.182
WEIGHTED AVERAGE SHARES USED IN NET INCOME ATTRIBUTABLE TO MELCO CROWN ENTERTAINMENT LIMITED PER SHARE CALCULATION:
Basic	1,649,678,643	1,645,346,902	1,604,213,324
Diluted	1,664,198,091	1,658,262,996	1,616,854,682